DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 13,536,521	$ 17,441,970
Cost of goods sold	7,513,731	11,456,357
Gross Profit	6,022,790	5,985,613
Expenses:
General and Administrative	9,428,277	14,438,438
Sales and Marketing	24,472	55,182
Depreciation and Amortization	1,811,038	3,816,563
Impairment Expense	960,692	39,506,708
(Gain) Loss on Disposal of Assets and Other Expense (Income)	(11,885,805)	7,469,037
Total Expenses	338,674	65,285,928
Income (Loss) from Operations	5,684,116	(59,300,315)
Other Expense (Income):
Interest Expense	10,377,218	6,183,834
Interest Income	(1,545)
Amortization of Debt Discount and Loan Origination Fees	5,895,011	4,362,226
Total Other Expense	16,270,684	10,546,060
Loss from Discontinued Operations Before Provision for Income Taxes	(10,586,568)	(69,846,375)
Provision for Income Tax Expense	(1,565,760)	(104,302)
Net Loss from Discontinued Operations	$ (12,152,328)	$ (69,950,677)